Net sales - Sales of goods (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		$ 238,304		$ 274,761		$ 268,527
Less: Royalty contributions (see Note 2(k))		(12,832)		(21,388)		(30,884)
Revenue from sale of goods		821,930		1,106,329		1,187,206
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		2,896,894		3,061,930		3,211,266
Less: Royalty contributions (see Note 2(k))		(6,828)		(7,904)		(8,335)
Revenue from sale of goods		2,890,066		3,054,026		3,202,931
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	S/ 912,974	2,294,249	S/ 962,113	2,458,088	S/ 979,243	2,702,508
Sociedad Minera Cerro Verde S.A.A. [Member] | Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	S/ 88,875	244,277	S/ 86,346	251,908	S/ 84,679	241,725
Sociedad Minera Cerro Verde S.A.A. [Member] | Other primarily silver and molybdenum concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper		$ 358,368		$ 351,934		$ 267,033